8. Stockholders' Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Equity [Abstract]
Stockholders' Equity

Note 8 – Stockholders’ Equity

Shares authorized

Upon formation the total number of shares of all classes of stock which the Company is authorized to issue is seventy-five million (75,000,000) shares of common stock, par value $0.001 per share.

Common stock

During the six months ended June 30, 2018, the Company had the following transactions in its common stock:

•	issued 5,755,927 shares through private placement at $1.75 per share.
•	issued 313,686 shares for conversion debt rendered valued at $548,949 or $1.75 per share.

As of June 30, 2018 the Company had 40,644,319 shares of common stock issued and outstanding.

Shares authorized

Upon formation the total number of shares of all classes of stock which the Company is authorized to issue is seventy-five million (75,000,000) shares of common stock, par value $0.001 per share.

Common stock

As of December 31, 2017 the Company had 34,574,706 shares of common stock issued and outstanding.